STATEMENT OF CHANGE IN NET ASSETS AVAILABLE FOR BENEFITS - Profit Sharing and Savings Plan $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net realized and unrealized appreciation in value of investments	$ 286,965
Dividend and interest income	7,449
Total investment income	294,414
Interest income on notes receivable from participants	4,749
Contributions:
Rollover from other plans	10,394
Employer	57,573
Participant	143,745
Total contributions	211,712
Total additions	510,875
Deductions:
Distributions to participants	242,979
Administrative expenses	3,561
Total deductions	246,540
Net increase in net assets available for benefits	264,335
Net assets available for benefits at the beginning of the year	1,865,600
Net assets available for benefits at the end of the year	$ 2,129,935